Prepaid and Other Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid And Other Current Assets	Prepaid and Other Current Assets
Prepaid and other current assets consisted of the following (in thousands):

	December 31,
	2021	2020
Prepayments(1)	12,338	1,001
VAT recoverable	2,963	425
Prepaid insurance	1,346	—
Other current assets	600	296
Research and development expenditure credit receivable	271	331
Insurance receivable(2)	—	4,000
Total	$17,518	$6,053
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1 -Prepayments are largely related to the Palantir master subscription agreement.
2 -Insurance receivable represents the insurance compensation for a claim incurred in 2019. See Accrued Expenses and Other Current Liabilities table below for the offsetting insurance accrual as of December 31, 2020 and Note 22 for information regarding the claim.